CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Statement [Line Items]
Recognition on issue date	$ 20,100
Transaction costs	(22)
Interest accretion	26
Interest accrued	(15)
Gain on change in fair value	(1,179)
Exchange difference	(26)
Debt Instruments	18,884
Derivative on Notes
Statement [Line Items]
Recognition on issue date	17,866
Transaction costs	0
Interest accretion	0
Interest accrued	0
Gain on change in fair value	(1,179)
Exchange difference	0
Debt Instruments	16,687
Debt Host
Statement [Line Items]
Recognition on issue date	2,234
Transaction costs	(22)
Interest accretion	26
Interest accrued	(15)
Gain on change in fair value	0
Exchange difference	(26)
Debt Instruments	$ 2,197